Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Movements in Associates, Joint Ventures and Other Investments

The movements in 2018 and 2017 were as follows:

	Interests in associates and joint ventures £m	Other investments £m
1 January 2017	1,069.4	1,310.3
Additions	34.5	67.7
Share of results of associate undertakings (note 4)	113.5	–
Dividends	(46.8)	–
Other movements	3.4	–
Reclassification from other investments to associates	57.1	(57.1)
Exchange adjustments	(10.6)	(106.1)
Disposals	(139.1)	(1.7)
Reclassification to subsidiaries	(6.3)	–
Revaluation of other investments	–	32.1
Amortisation of other intangible assets	(5.7)	–
Write-downs	(4.2)	(91.7)
31 December 2017	1,065.2	1,153.5
Additions	16.7	35.0
Share of results of associate undertakings (note 4)	43.5	–
Dividends	(49.7)	–
Other movements	1.2	–
Reclassification from other investments to associates	0.3	(0.3)
Exchange adjustments	12.9	–
Disposals	(304.0)	(341.7)
Reclassification to subsidiaries	16.9	–
Revaluation of other investments through profit or loss	–	68.1
Revaluation of other investments through other comprehensive income	–	(247.9)
Amortisation of other intangible assets	(4.2)	–
Write-downs	(2.0)	–
31 December 2018	796.8	666.7

Principal Associates and Joint Ventures

The Group’s principal associates and joint ventures at 31 December 2018 included:

	% owned	Country of incorporation
Barrows Design and Manufacturing (Pty) Limited	35.0	South Africa
Chime Communications Ltd	24.9	UK
CVSC Sofres Media Co Limited	40.0	China
Dat Viet VAC Media Corporation	30.0	Vietnam
GIIR Inc	30.0	Korea
Haworth Marketing & Media Company	49.0	USA
High Co SA	34.1	France
Imagina	22.5	Spain
Marktest Investimentos SGPS S.A.	40.0	Portugal
Nanjing Yindu Ogilvy Advertising Co. Ltd	49.0	China
Richard Attias and Associates[1]	49.0	USA
Smollan Holdings (Pty) Ltd	24.8	South Africa

Note
[1]	The Group sold its shareholding in Richard Attias and Associates in January 2019.

Summary of Aggregate Financial Performance and Net Asset Position of Associates and Joint Ventures

The following tables present a summary of the aggregate financial performance and net asset position of the Group’s associate undertakings and joint ventures. These have been estimated and converted, where appropriate, to an IFRS presentation based on information provided by the relevant companies at 31 December 2018.

	2018 £m	2017 £m	2016 £m
Income statement
Revenue	3,685.8	3,800.8	2,254.5
Operating profit	378.4	440.4	308.3
Profit before taxation	194.7	381.9	237.2
Profit for the year	118.1	312.5	156.7

Balance sheet
Assets	2,940.9	3,192.9	4,223.1
Liabilities	(1,570.6)	(1,633.7)	(1,900.0)
Net assets	1,370.3	1,559.2	2,323.1